UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-00576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(address of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.






                          INVESTMENT COMPANY REPORT

WESTROCK COMPANY
Security       96145D105       Meeting Type  ANNUAL
Ticker Symbol  WRK             Meeting Date  29-JAN-2021
ISIN           US96145D1054    Agenda        935315691 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1A.  ELECTION OF DIRECTOR: COLLEEN F. ARNOLD                      Management For      For
1B.  ELECTION OF DIRECTOR: TIMOTHY J. BERNLOHR                    Management For      For
1C.  ELECTION OF DIRECTOR: J. POWELL BROWN                        Management For      For
1D.  ELECTION OF DIRECTOR: TERRELL K. CREWS                       Management For      For
1E.  ELECTION OF DIRECTOR: RUSSELL M. CURREY                      Management For      For
1F.  ELECTION OF DIRECTOR: SUZAN F. HARRISON                      Management For      For
1G.  ELECTION OF DIRECTOR: JOHN A. LUKE, JR.                      Management For      For
1H.  ELECTION OF DIRECTOR: GRACIA C. MARTORE                      Management For      For
1I.  ELECTION OF DIRECTOR: JAMES E. NEVELS                        Management For      For
1J.  ELECTION OF DIRECTOR: STEVEN C. VOORHEES                     Management For      For
1K.  ELECTION OF DIRECTOR: BETTINA M. WHYTE                       Management For      For
1L.  ELECTION OF DIRECTOR: ALAN D. WILSON                         Management For      For
2.   ADVISORY VOTE TO APPROVE EXECUTE COMPENSATION.               Management For      For
3.   APPROVAL OF WESTROCK COMPANY 2020 INCENTIVE STOCK PLAN       Management For      For
3.   RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP.            Management For      For




                                INVESTMENT COMPANY REPORT

INGEVITY CORPORATION
Security       45688C107       Meeting Type  ANNUAL
Ticker Symbol  NGVT            Meeting Date  22-APR-2021
ISIN           US45688C1071    Agenda        935342369 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.A  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     JEAN S. BLACKWELL
1.B  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     LUIS FERNANDEZ-MORENO
1.C  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     J. MICHAEL FITZPATRICK
1.D  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     JOHN C. FORTSON
1.E  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     DIANE H. GULYAS
1.F  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     FREDERICK J. LYNCH
1.G  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     KAREN G. NARWOLD
1.H  ELECTION OF DIRECTOR FOR A ONE-YEAR TERM:                    Management For      For
     DANIEL F. SANSONE
2.   RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS    Management For      For
     LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     FOR FISCAL 2021.
3.   APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF THE         Management For      For
     COMPENSATION PAID TO INGEVITY'S NAMED EXECUTIVE OFFICERS
     ("SAY-ON-PAY")




                                INVESTMENT COMPANY REPORT

GETLINK S.E.
Security       F4R053105     Meeting Type  MIX
Ticker Symbol                Meeting Date  28-APR-2021
ISIN           FR0010533075  Agenda        713683022 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------

CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED-
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  FOLLOWING CHANGES IN THE FORMAT OF PROXY CARDS FOR FRENCH MEETINGS,                     Non-Voting
      ABSTAIN-IS NOW A VALID VOTING OPTION. FOR ANY ADDITIONAL ITEMS RAISED
      AT THE MEETING THE VOTING OPTION WILL DEFAULT TO 'AGAINST', OR FOR
      POSITIONS WHERE THE PROXY-CARD IS NOT COMPLETED BY BROADRIDGE, TO THE
      PREFERENCE OF YOUR CUSTODIAN.
CMMT  15 MAR 2021: PLEASE NOTE THAT SHAREHOLDER DETAILS ARE REQUIRED TO VOTE                  Non-Voting
      AT THIS MEETING. IF NO SHAREHOLDER DETAILS ARE PROVIDED, YOUR INSTRUCTION
      MAY CARRY A HEIGHTENED RISK OF BEING REJECTED. THANK YOU AND INTERMEDIARY
      CLIENTSONLY - PLEASE NOTE THAT IF YOU ARE CLASSIFIED AS AN INTERMEDIARY
      CLIENT UNDER THE SHAREHOLDER RIGHTS DIRECTIVE II, YOU SHOULD BE PROVIDING
      THE UNDERLYING SHAREHOLDER INFORMATION AT THE VOTE INSTRUCTION LEVEL. IF
      YOU ARE UNSURE ON HOW TO PROVIDE THIS LEVEL OF DATA TO BROADRIDGE OUTSIDE
      OF PROXYEDGE, PLEASE SPEAK TO YOUR DEDICATED CLIENT SERVICE REPRESENTATIVE
      FOR ASSISTANCE. AND PLEASE NOTE THAT IF YOU HOLD CREST DEPOSITORY INTERESTS
      (CDIs) AND-PARTICIPATE AT THIS MEETING, YOU (OR YOUR CREST SPONSORED
      MEMBER/CUSTODIAN) WILL BE REQUIRED TO INSTRUCT A TRANSFER OF THE RELEVANT
      CDIs TO THE ESCROW ACCOUNT SPECIFIED IN THE ASSOCIATED CORPORATE EVENT IN
      THE CREST SYSTEM. THIS TRANSFER WILL NEED TO BE COMPLETED BY THE SPECIFIED
      CREST SYSTEM DEADLINE. ONCE THIS TRANSFER HAS SETTLED, THE CDIs WILL BE BLOCKED
      IN THE CREST SYSTEM. THE CDIs WILL BE RELEASED FROM ESCROW AS SOON AS
      PRACTICABLE ON THE BUSINESS-DAY PRIOR TO MEETING DATE UNLESS OTHERWISE SPECIFIED.
      IN ORDER FOR A VOTE TO BE ACCEPTED, THE VOTED POSITION MUST BE BLOCKED IN THE
      REQUIRED ESCROW-ACCOUNT IN THE CREST SYSTEM. BY VOTING ON THIS MEETING, YOUR
      CREST SPONSORED-MEMBER/CUSTODIAN MAY USE YOUR VOTE INSTRUCTION AS THE AUTHORIZATION
      TO TAKE THE NECESSARY ACTION WHICH WILL INCLUDE TRANSFERRING YOUR INSTRUCTED
      POSITION TO ESCROW. PLEASE CONTACT YOUR CREST SPONSORED MEMBER/CUSTODIAN DIRECTLY
      FOR FURTHER INFORMATION ON THE CUSTODY PROCESS AND WHETHER OR NOT THEY REQUIRE
      SEPARATE INSTRUCTIONS FROM YOU.
CMMT  PLEASE NOTE THAT DUE TO THE CURRENT COVID19 CRISIS AND IN ACCORDANCE WITH THE           Non-Voting
      PROVISIONS ADOPTED BY THE FRENCH GOVERNMENT UNDER LAW NO. 2020-1379 OF NOVEMBER
      14, 2020, EXTENDED AND MODIFIED BY LAW NO 2020-1614 OF DECEMBER 18, 2020 THE GENERAL
      MEETING WILL TAKE PLACE BEHIND CLOSED DOORS WITHOUT THE PHYSICAL PRESENCE OF THE
      SHAREHOLDERS. TO COMPLY WITH THESE LAWS, PLEASE DO NOT SUBMIT ANY REQUESTS TO
      ATTEND THE MEETING IN PERSON. SHOULD THIS SITUATION CHANGE, THE COMPANY ENCOURAGES
      ALL SHAREHOLDERS TO REGULARLY CONSULT THE COMPANY WEBSITE.
CMMT  07 APR 2021: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE     Non-Voting
      BY CLICKING ON THE MATERIAL URL LINK:https://www.journalofficiel.gouv.fr/balo/document/
      202104072100829-42 AND PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION OF COMMENT
      AND CHANGE INNUMBERING OF ALL RESOLUTIONS AND RECEIPT OF UPDATED BALO LINK. IF YOU HAVE
      ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND YOUR
      ORIGINAL INSTRUCTIONS. THANK YOU.
1     REVIEW AND APPROVAL OF THE CORPORATE FINANCIAL STATEMENTS FOR THE FINANCIAL             Management For      For
      YEAR ENDED 31 DECEMBER 2020
2     ALLOCATION OF INCOME FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2020 -                    Management For      For
      SETTING OF THE DIVIDEND
3     REVIEW AND APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FINANCIAL          Management For      For
      YEAR ENDED 31 DECEMBER 2020
4     AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS FOR 18 MONTHS TO ALLOW                  Management For      For
      THE COMPANY TO REPURCHASE AND TRADE IN ITS OWN SHARES
5     THE STATUTORY AUDITORS' SPECIAL REPORT ON THE REGULATED AGREEMENTS AND APPROVAL         Management For      For
      OF NEW AGREEMENTS
6     RATIFICATION OF THE CO-OPTATION OF MR.CARLO BERTAZZO, AS DIRECTOR, IN REPLACEMENT       Management For      For
      OF MR. GIANCARLO GUENZI, WHO RESIGNED
7     APPOINTMENT OF MR. YANN LERICHE AS A MEMBER OF THE BOARD OF DIRECTORS, IN REPLACEMENT   Management For      For
      OF MR. PETER LEVENE, WHOSE TERM OF OFFICE HAS EXPIRED
8     APPROVAL OF THE AMENDMENT TO AN ELEMENT OF THE 2020 REMUNERATION POLICY FOR THE         Management For      For
      CHIEF EXECUTIVE OFFICER: REPLACEMENT OF THE 2020 EBITDA INEFFICIENCY CRITERION BY
      THE 2020 TSR FOR DETERMINING THE ANNUAL VARIABLE REMUNERATION
9     APPROVAL OF THE AMENDMENT TO AN ELEMENT OF THE 2020 REMUNERATION POLICY FOR THE         Management For      For
      CHAIRMAN AND CHIEF EXECUTIVE OFFICER:REPLACEMENT OF THE 2020 EBITDA INEFFICIENCY
      CRITERION BY THE 2020 TSR FOR DETERMINING THE ANNUAL VARIABLE REMUNERATION
10    APPROVAL OF THE INFORMATION RELATING TO THE REMUNERATION OF CORPORATE OFFICERS          Management For      For
      PAID DURING THE FINANCIAL YEAR ENDED 31 DECEMBER 2020 OR ALLOCATED IN RESPECT OF
      THE SAME FINANCIAL YEAR, AS REFERRED TO IN ARTICLE L. 22-10-9 OF THE FRENCH
      COMMERCIAL CODE
11    APPROVAL OF THE COMPENSATION ELEMENTS PAID DURING OR AWARDED IN RESPECT OF THE          Management For      For
      FIRST HALF OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2020 TO MR. JACQUES GOUNON,
      CHAIRMAN AND CHIEF EXECUTIVE OFFICER
12    APPROVAL OF THE COMPENSATION ELEMENTS PAID DURING OR AWARDED IN RESPECT OF THE          Management For      For
      SECOND HALF OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2020 TO MR. YANN LERICHE,
      CHIEF EXECUTIVE OFFICER
13    APPROVAL OF THE COMPENSATION ELEMENTS PAID DURING OR AWARDED IN RESPECT OF THE          Management For      For
      SECOND HALF OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2020 TO MR. JACQUES GOUNON,
      CHAIRMAN
14    APPROVAL OF THE COMPENSATION ELEMENTS PAID DURING OR AWARDED FOR THE FINANCIAL          Management For      For
      YEAR ENDED 31 DECEMBER 2020 TO MR. FRANCOIS GAUTHEY, DEPUTY CHIEF EXECUTIVE
      OFFICER
15    APPROVAL OF THE COMPENSATION POLICY FOR CORPORATE OFFICERS PURSUANT TO SECTION II       Management For      For
      OF ARTICLE L.22-10-8 OF THE FRENCH COMMERCIAL CODE
16    APPROVAL OF THE ELEMENTS OF THE COMPENSATION POLICY: PRINCIPLES AND CRITERIA FOR        Management For      For
      DETERMINING, DISTRIBUTING AND ALLOCATING THE FIXED, VARIABLE AND EXCEPTIONAL ELEMENTS
      MAKING UP THE TOTAL COMPENSATION AND BENEFITS OF ANY KIND, ATTRIBUTABLE TO THE CHIEF
      EXECUTIVE OFFICER
17    APPROVAL OF THE ELEMENTS OF THE COMPENSATION POLICY: PRINCIPLES AND CRITERIA FOR        Management For      For
      DETERMINING, DISTRIBUTING AND ALLOCATING THE ELEMENTS MAKING UP THE TOTAL COMPENSATION
      AND BENEFITS OF ANY KIND, ATTRIBUTABLE TO THE CHAIRMAN OF THE BOARD OF DIRECTORS
18    DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS IN ORDER TO     Management For      For
      PROCEED WITH A FREE COLLECTIVE ALLOCATION OF SHARES TO ALL NON-EXECUTIVE EMPLOYEES OF
      THE COMPANY AND OF COMPANIES DIRECTLY OR INDIRECTLY RELATED TO IT PURSUANT TO ARTICLE
      L. 225-197-2 OF THE FRENCH COMMERCIAL CODE
19    AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS IN ORDER TO PROCEED WITH FREE           Management For      For
      ALLOCATIONS OF COMMON SHARES OF THE COMPANY, EXISTING OR TO BE ISSUED, FOR THEBENEFIT
      OF SALARIED EMPLOYEES AND/OR CORPORATE OFFICERS OF THE GROUP, WITH WAIVER IPSO JURE
      BY THE SHAREHOLDERS OF THEIR PRE-EMPTIVE SUBSCRIPTION RIGHT
20    APPROVAL OF THE AMENDMENT OF AN ELEMENT OF THE LONG-TERM INCENTIVE PLAN 2018            Management For      For
21    RENEWAL OF THE DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS FOR A PERIOD OF 26     Management For      For
      MONTHS TO ISSUE COMMON SHARES OF THE COMPANY OR TRANSFERABLE SECURITIES GRANTING
      ACCESS TO COMMON SHARES OF THE COMPANY OR OF COMPANIES OF THE COMPANY'S GROUP, WITH
      RETENTION OF THE SHAREHOLDERS' PRE-EMPTIVE SUBSCRIPTION RIGHT
22    DELEGATION OF AUTHORITY GRANTED FOR A PERIOD OF 26 MONTHS TO THE BOARD OF DIRECTORS     Management For      For
      TO ISSUE, WITH CANCELLATION OF THE PRE-EMPTIVE SUBSCRIPTION RIGHT, COMMON SHARES OR
      TRANSFERABLE SECURITIES GRANTING ACCESS TO THE CAPITAL, UP TO A LIMIT OF 10% OF THE
      SHARE CAPITAL, IN REMUNERATION OF CONTRIBUTIONS IN KIND RELATING TO EQUITY SECURITIES
      OR TRANSFERABLE SECURITIES GRANTING ACCESS TO THE CAPITAL
23    OVERALL LIMITATION OF ISSUE AUTHORISATIONS WITH OR WITHOUT CANCELLATION OF THE          Management For      For
      PREEMPTIVE SUBSCRIPTION RIGHT
24    AUTHORISATION GRANTED FOR 18 MONTHS TO THE BOARD OF DIRECTORS TO REDUCE THE CAPITAL     Management For      For
      BY CANCELLING TREASURY SHARES
25    DELEGATION OF AUTHORITY GRANTED FOR 26 MONTHS TO THE BOARD OF DIRECTORS IN ORDER        Management For      For
      TO PROCEED WITH CAPITAL INCREASES WITH CANCELLATION OF THE SHAREHOLDERS' PREEMPTIVE
      SUBSCRIPTION RIGHT BY ISSUING COMMON SHARES OR TRANSFERABLE SECURITIES GRANTING ACCESS
      TO THE COMPANY'S CAPITAL RESERVED FOR EMPLOYEES WHO ARE MEMBERS OF A COMPANY SAVINGS
      PLAN
26    DELETION OF HISTORICAL REFERENCE FROM THE BY-LAWS                                       Management For      For
27    POWERS                                                                                  Management For      For





                                INVESTMENT COMPANY REPORT

TALOS ENERGY INC.
Security       87484T108       Meeting Type  ANNUAL
Ticker Symbol  TALO            Meeting Date  11-MAY-2021
ISIN           US87484T1088    Agenda        935385650 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.1  ELECTION OF CLASS III DIRECTOR TO HOLD OFFICE UNTIL THE      Management For      For
     2024 ANNUAL MEETING: NEAL P. GOLDMAN
1.2  ELECTION OF CLASS III DIRECTOR TO HOLD OFFICE UNTIL THE      Management For      For
     2024 ANNUAL MEETING: RAJEN MAHAGAOKAR
1.3  ELECTION OF CLASS III DIRECTOR TO HOLD OFFICE UNTIL THE      Management For      For
     2024 ANNAUL MEETING: PAULA R. GLOVER
1.4  ELECTION OF CLASS III DIRECTOR TO HOLD OFFICE UNTIL THE      Management For      For
     2024 ANNAUL MEETING: CHRISTINE HOMMES
2.   PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP      Management For      For
     AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
     FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2021.
3.   PROPOSAL TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE    Management For      For
     COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION, AS
     DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT, FOR THE
     FISCAL YEAR ENDED DECEMBER 31, 2020.
4.   PROPOSAL TO APPROVE THE COMPANY'S 2021 LONG TERM INCENTIVE   Management For      For
     PLAN IN ORDER TO PERMIT THE DELIVERY OF SHARES OF THE
     COMPANY'S COMMON STOCK PURSUANT TO AWARDS GRANTED THEREUNDER




                                INVESTMENT COMPANY REPORT

SILVERBOW RESOURCES, INC.
Security       82836G102       Meeting Type  Annual
Ticker Symbol  SBOW            Meeting Date  18-May-2021
ISIN           US82836G1022    Agenda        935378213 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   GABRIEL L. ELLISOR                                               For       For
        2   CHARLES W. WAMPLER                                               For       For
2.    THE APPROVAL OF THE COMPENSATION OF SILVERBOW RESOURCES'    Management For       For
      NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY
      STATEMENT.
3.    THE RATIFICATION OF THE SELECTION OF BDO USA, LLP AS        Management For       For
      SILVERBOW RESOURCES' INDEPENDENT AUDITOR FOR THE FISCAL
      YEAR ENDING DECEMBER 31, 2021.




                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  ANNUAL
Ticker Symbol  NL              Meeting Date  20-MAY-2021
ISIN           US6291564077    Agenda        935382553 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   LORETTA J. FEEHAN                                                For       For
        2   ROBERT D. GRAHAM                                                 For       For
        3   JOHN E. HARPER                                                   For       For
        4   MEREDITH W. MENDES                                               For       For
        5   CECIL H. MOORE, JR.                                              For       For
        6   THOMAS P. STAFFORD                                               For       For
2.    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE          Management For       For
      OFFICER COMPENSATION









Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date AUGUST 16, 2021
   * Print the name and title of each signing officer under his or her signature By the Commission